UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-1444

DWS Value Equity Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period:10/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2008 (Unaudited)

DWS Equity Income Fund

	Shares	Value ($)

Common Stocks 97.4%
Consumer Discretionary 6.1%
Hotels Restaurants & Leisure 0.5%
Carnival Corp. (Unit)	11,800	299,720
Multiline Retail 3.4%
Family Dollar Stores, Inc.	37,100	998,361
Kohl's Corp.*	17,700	621,801
Saks, Inc.*	70,500	423,000

		2,043,162
Specialty Retail 2.2%
AutoZone, Inc.*	4,800	610,992

Lowe's Companies, Inc.	32,400	703,080

		1,314,072
Consumer Staples 10.6%
Beverages 0.3%
Diageo PLC (ADR)	2,400	149,256
Food & Staples Retailing 2.6%
CVS Caremark Corp.	50,100	1,535,565
Food Products 3.4%
Campbell Soup Co.	22,200	842,490
Dean Foods Co.*	30,100	657,986
Unilever NV (NY Shares)	22,900	550,745

		2,051,221
Household Products 0.7%
Kimberly-Clark Corp.	6,500	398,385
Tobacco 3.6%
Altria Group, Inc.	36,319	696,961
Lorillard, Inc.	11,300	744,218
Philip Morris International, Inc.	9,719	422,485
UST, Inc.	4,600	310,914

		2,174,578
Energy 12.7%
Energy Equipment & Services 0.6%
National-Oilwell Varco, Inc.*	9,400	280,966
Schlumberger Ltd.	1,700	87,805

		368,771
Oil, Gas & Consumable Fuels 12.1%
Chevron Corp.	19,100	1,424,860
ConocoPhillips	17,774	924,603
Devon Energy Corp.	8,800	711,568
ExxonMobil Corp.	40,239	2,982,515
Hess Corp.	4,000	240,840
Marathon Oil Corp.	22,000	640,200
Occidental Petroleum Corp.	5,400	299,916

		7,224,502
Financials 27.6%
Capital Markets 4.4%
Ameriprise Financial, Inc.	8,800	190,080
Bank of New York Mellon Corp.	25,400	828,040
Lazard Ltd. "A"	24,100	727,097
TD Ameritrade Holding Corp.*	53,100	705,699
The Goldman Sachs Group, Inc.	2,100	194,250

		2,645,166
Commercial Banks 7.2%
BB&T Corp.	16,200	580,770
Comerica, Inc.	5,600	154,504
FNB Corp.	28,500	373,350
PNC Financial Services Group, Inc.	11,042	736,170
SunTrust Banks, Inc.	6,300	252,882
Wells Fargo & Co.	52,600	1,791,030
Zions Bancorp.	10,200	388,722

		4,277,428

Consumer Finance 0.9%
Discover Financial Services	42,100	515,725
Diversified Financial Services 8.1%
Bank of America Corp.	58,604	1,416,459
Citigroup, Inc.	78,533	1,071,975
JPMorgan Chase & Co.	56,052	2,312,145

		4,800,579
Insurance 5.7%
ACE Ltd.	12,700	728,472
Allstate Corp.	31,400	828,646
CNA Financial Corp.	21,600	336,096
Lincoln National Corp.	5,400	93,096
Loews Corp.	23,700	787,077
MetLife, Inc.	7,000	232,540
Phoenix Companies, Inc.	48,200	311,854
Prudential Financial, Inc.	3,200	96,000

		3,413,781
Thrifts & Mortgage Finance 1.3%
New York Community Bancorp., Inc.	49,400	773,604
Health Care 12.1%
Health Care Equipment & Supplies 3.2%
Baxter International, Inc.	23,307	1,409,841
Zimmer Holdings, Inc.*	10,200	473,586

		1,883,427
Life Sciences Tools & Services 0.8%
PerkinElmer, Inc.	27,000	484,380
Pharmaceuticals 8.1%
Abbott Laboratories	31,579	1,741,582
Johnson & Johnson	8,100	496,854
Merck & Co., Inc.	21,030	650,878
Novartis AG (ADR)	12,100	616,979
Pfizer, Inc.	36,600	648,186
Wyeth	21,160	680,929

		4,835,408
Industrials 5.6%
Aerospace & Defense 1.1%
Honeywell International, Inc.	20,859	635,157
Commercial Services & Supplies 1.3%
Pitney Bowes, Inc.	32,800	812,784
Industrial Conglomerates 3.2%
General Electric Co.	97,218	1,896,723
Information Technology 6.4%
Communications Equipment 1.1%
Harris Corp.	13,500	485,325
Nokia Oyj (ADR)	11,800	179,124

		664,449
Computers & Peripherals 1.0%
Hewlett-Packard Co.	16,200	620,136
Semiconductors & Semiconductor Equipment 1.7%
Intel Corp.	48,600	777,600

Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	25,676	212,084

		989,684
Software 2.6%
Microsoft Corp.	42,400	946,792
Symantec Corp.*	45,200	568,616

		1,515,408
Materials 2.9%
Containers & Packaging
Owens-Illinois, Inc.*	19,900	455,312
Packaging Corp. of America	28,800	484,704
Pactiv Corp.*	33,600	791,616

		1,731,632
Telecommunication Services 8.8%
Diversified Telecommunication Services
AT&T, Inc.	113,392	3,035,504
Frontier Communications Corp.	59,200	450,512
Verizon Communications, Inc.	60,200	1,786,134

		5,272,150
Utilities 4.6%
Electric Utilities 2.1%
FPL Group, Inc.	26,418	1,247,986
Multi-Utilities 2.5%
Wisconsin Energy Corp.	35,000	1,522,500

Total Common Stocks (Cost $70,669,624)		58,097,339
Cash Equivalents 1.6%
Cash Management QP Trust, 2.30% (a) (Cost $937,089)	937,089	937,089
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $71,606,713) †	99.0	59,034,428
Other Assets and Liabilities, Net	1.0	582,796

Net Assets	100.0	59,617,224

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $72,943,393. At October 31, 2008, net unrealized depreciation for all securities based on tax cost was $13,908,965. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,870,908 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $15,779,873.

(a)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

Fair Value Measurements

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities

Level 1	$ 59,034,428
Level 2	-
Level 3	-
Total	$ 59,034,428

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS  157"), effective at the beginning of the Fund’s fiscal year. FAS  157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DWS Core Plus Allocation Fund, a series of DWS Equity Trust

DWS Large Company Growth Fund, a series of DWS Investment Trust

DWS Money Market Prime Series, a series of DWS Money Funds

DWS Target 2010 Fund, a series of DWS Target Fund

DWS Target 2011 Fund, a series of DWS Target Fund

DWS Target 2012 Fund, a series of DWS Target Fund

DWS Target 2013 Fund, a series of DWS Target Fund

DWS Target 2014 Fund, a series of DWS Target Fund

DWS Equity Income Fund, a series of DWS Value Equity Trust

DWS Core Plus Income Fund, a series of DWS Portfolio Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 19, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        December 19, 2008